UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (172,482)	$ (182,813)
Adjustments for:
Finance income	(227)	(1,808)
Finance costs	90	4,079
Reversal of the impairment of trade receivables	(22)	(9)
Write-down of inventories to net realizable value	6
Loss from disposal of property, plant and equipment	937	1
Depreciation of property, plant and equipment	5,391	4,421
Amortisation of intangible assets	596	54
Depreciation of right-of-use assets	721	694
Fair value loss of warrant liability	1,600
Fair value loss of convertible redeemable preferred shares		79,984
Fair value gains on financial assets at fair value change through profit or loss		(39)
Foreign currency exchange loss, net	703	27
Equity-settled share-based compensation expenses	8,033	668
Deferred government grant	(144)
Adjustments to reconcile profit (loss)	(154,798)	(94,741)
Decrease in trade receivables	60,000	30,000
Decrease/(increase) in prepayments, other receivables and other assets	(1,081)	387
Increase in other non-current assets	(912)
(Increase)/Decrease in inventories	94	(511)
Government grant received	79
(Decrease)/increase in trade and notes payables	5,763	(2,610)
(Decrease)/increase in other payables and accruals	27,649	(12,597)
Decrease in contract liabilities	(21,318)	(23,033)
Decrease of pledged short-term deposits, net	128
Cash used in operations	(84,396)	(103,105)
Income tax paid	(1)
Finance income received	145	529
Interest on lease payments	(73)	(105)
Net cash flows used in operating activities	(84,325)	(102,681)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(28,926)	(26,220)
Purchase of intangible assets	(2,424)	(530)
Proceeds from disposal of items of property, plant and equipment	20
Purchase of financial assets at fair value through profit or loss		(18,504)
Cash received from withdrawal of financial assets at fair value through profit or loss		18,504
Cash receipts from investment income		39
Purchase of financial investment measured at amortized cost	(29,849)
Addition of time deposits	(204,644)
Decrease in time deposits	80,000
Net cash flows used in investing activities	(185,823)	(26,711)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of cash advances from related parties		(4)
Proceeds from convertible redeemable preferred shares		160,450
Proceeds from issuance of ordinary shares for Initial public offering, net of issuance costs		450,085
Proceeds from issuance of ordinary shares relating to private placement for an institutional investor	300,000
Payments of expenses for issuance convertible redeemable preferred shares		(250)
Proceeds from exercise of share option	2,509
Principal portion of lease payments	(550)	(1,723)
Net cash flows from financing activities	301,959	608,558
NET INCREASE IN CASH AND CASH EQUIVALENTS	31,811	479,166
Effect of foreign exchange rate changes, net	715	(139)
Cash and cash equivalents at beginning of period	455,689	83,364
CASH AND CASH EQUIVALENTS AT END OF PERIOD	488,215	562,391
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	663,115	638,206
Less: Pledged short-term deposits	256	256
Time deposits	174,644	75,559
Cash and cash equivalents as stated in the statement of financial position	488,215	562,391
Cash and cash equivalents as stated in the statement of cash flows	$ 488,215	$ 562,391